Income Taxes - The Income tax provision (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
State
Income tax expense											$ 63,408		$ 38,765
Armada Acquisition Corp I [Member]
Federal
Current												$ 615,284		$ 145,621
Deferred												(198,808)		(336,741)
State
Current												0		0
Deferred												0		0
Change in valuation allowance												198,808		336,741
Income tax expense	$ 38,407	$ 47,080	$ 67,834	$ 82,376	$ 182,853	$ 260,331	$ 114,914	$ 443,184	$ 153,321	$ 525,560		$ 615,284		$ 145,621